UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2014

MFS® SPECIAL VALUE TRUST

MFV-SEM

Managed Distribution Policy Disclosure

The MFS Special Value Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the Notice to Shareholders – the Sources of Distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® SPECIAL VALUE TRUST

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, the U.S. economy slipped this winter, as severe weather curtailed activity. More recently, however, labor market data, consumer confidence, retail sales and industrial output have indicated that the U.S. economy could be regaining traction.

Europe emerged from its recession midway through 2013. However, its pace of growth has been slow, high unemployment persists and the risk of deflation exists. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles. Emerging markets have also displayed much higher volatility, affected by the early transition from aggressive central bank monetary easing.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, attention to company fundamentals has taken on more importance. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is an integral part of how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

June 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Johnson & Johnson	1.4%
JPMorgan Chase & Co.	1.3%
Philip Morris International, Inc.	1.3%
IBM Corp.	1.2%
Verizon Communications, Inc.	1.2%
Travelers Cos., Inc.	1.2%
Occidental Petroleum Corp.	1.2%
CVS Caremark Corp.	1.2%
United Technologies Corp.	1.2%
Nestle S.A., ADR	1.1%

Equity sectors
Financial Services	7.4%
Health Care	5.1%
Consumer Staples	4.1%
Industrial Goods & Services	3.0%
Retailing	2.2%
Technology	2.2%
Leisure	1.9%
Basic Materials	1.5%
Utilities & Communications	1.2%
Energy	1.2%
Special Products & Services	0.8%
Autos & Housing (o)	0.0%

Fixed income sectors (i)
High Yield Corporates	58.3%
Emerging Markets Bonds	4.6%
High Grade Corporates	1.7%
Floating Rate Loans	1.0%
Commercial Mortgage-Backed Securities	0.6%
Non-U.S. Government Bonds	0.2%
Municipal Bonds	0.1%
Collateralized Debt Obligations (o)	0.0%

Composition including fixed income credit quality (a)(i)
BBB	1.9%
BB	18.6%
B	34.6%
CCC	11.3%
CC (o)	0.0%
C	0.1%
Not Rated (o)	0.0%
Non-Fixed Income	30.6%
Cash & Other	2.9%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
William Adams	Lower Quality Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

David Cole	Lower Quality Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gain and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 10.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average daily net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 64.3%
Issuer	Shares/Par	Value ($)

Aerospace - 1.6%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)	$30,000	$31,090
Bombardier, Inc., 7.75%, 3/15/20 (n)	55,000	62,700
Bombardier, Inc., 6.125%, 1/15/23 (n)	40,000	40,900
CPI International, Inc., 8.75%, 2/15/18	115,000	120,463
Gencorp, Inc., 7.125%, 3/15/21	100,000	108,500
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	185,000	203,963
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17	210,000	221,025

		$788,641
Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	$60,000	$65,400
PVH Corp., 4.5%, 12/15/22	60,000	59,025

		$124,425
Asset-Backed & Securitized - 0.5%
Banc of America Commercial Mortgage, Inc., FRN, 6.461%, 2/10/51 (z)	$328,951	$173,686
Citigroup Commercial Mortgage Trust, FRN, 5.892%, 12/10/49	220,000	30,976
Falcon Franchise Loan LLC, FRN, 14.747%, 1/05/25 (i)(z)	31,896	10,207
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.206%, 2/15/51	95,000	53,780
Morgan Stanley Capital I, Inc., FRN, 1.412%, 4/28/39 (i)(z)	158,233	991
Preferred Term Securities XII Ltd., CDO, 0%, 12/24/33 (a)(c)(z)	225,000	2
Preferred Term Securities XVI Ltd., CDO, 0%, 3/23/35 (a)(c)(z)	300,000	0
Preferred Term Securities XVII Ltd., CDO, 0%, 6/23/35 (a)(c)(z)	187,000	0

		$269,642
Automotive - 1.9%
Accuride Corp., 9.5%, 8/01/18	$150,000	$156,000
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	175,000	189,000
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	140,000	151,550
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	44,100
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	300,000	339,375
Lear Corp., 8.125%, 3/15/20	28,000	30,520
Lear Corp., 4.75%, 1/15/23 (n)	25,000	24,563

		$935,108
Broadcasting - 3.3%
AMC Networks, Inc., 7.75%, 7/15/21	$136,000	$152,320
Clear Channel Communications, Inc., 9%, 3/01/21	202,000	214,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	$25,000	$26,625
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22	85,000	90,950
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20	5,000	5,350
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20	35,000	37,713
GrafTech International Co., 6.375%, 11/15/20	80,000	81,800
IAC/InterActive Corp., 4.875%, 11/30/18	15,000	15,675
IAC/InterActive Corp., 4.75%, 12/15/22	55,000	54,038
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)	75,000	77,063
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	105,000	107,888
Intelsat Luxembourg S.A., 8.125%, 6/01/23	135,000	141,750
Liberty Media Corp., 8.5%, 7/15/29	110,000	122,650
Liberty Media Corp., 8.25%, 2/01/30	35,000	38,325
Netflix, Inc., 5.375%, 2/01/21	70,000	72,800
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	80,000	85,600
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	10,000	9,600
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	10,000	10,438
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (z)	15,000	13,875
Univision Communications, Inc., 6.875%, 5/15/19 (n)	25,000	26,719
Univision Communications, Inc., 7.875%, 11/01/20 (n)	100,000	109,875
Univision Communications, Inc., 8.5%, 5/15/21 (n)	130,000	143,000

		$1,638,679
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 11/15/19	$195,000	$211,819

Building - 2.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)	$70,000	$74,200
Boise Cascade Co., 6.375%, 11/01/20	65,000	69,875
Building Materials Holding Corp., 7%, 2/15/20 (n)	45,000	47,813
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	30,000	32,475
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	75,000	81,563
CEMEX S.A.B. de C.V., 9.25%, 5/12/20	130,000	141,375
HD Supply, Inc., 8.125%, 4/15/19	60,000	66,450
HD Supply, Inc., 7.5%, 7/15/20	190,000	205,675
Headwaters, Inc., 7.25%, 1/15/19 (n)	35,000	36,838
Headwaters, Inc., 7.625%, 4/01/19	30,000	32,250
Nortek, Inc., 8.5%, 4/15/21	150,000	165,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	89,000	98,123
USG Corp., 7.875%, 3/30/20 (n)	45,000	50,175
USG Corp., 5.875%, 11/01/21 (n)	20,000	21,250

		$1,123,437

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - 1.2%
Equinix, Inc., 4.875%, 4/01/20		$55,000	$56,100
Equinix, Inc., 5.375%, 4/01/23		35,000	35,613
Fidelity National Information Services, Inc., 5%, 3/15/22		75,000	78,516
First Data Corp., 10.625%, 6/15/21		80,000	90,700
iGATE Corp., 4.75%, 4/15/19 (n)		35,000	35,394
Iron Mountain, Inc., 8.375%, 8/15/21		11,000	11,605
Lender Processing Services, Inc., 5.75%, 4/15/23		35,000	37,450
NeuStar, Inc., 4.5%, 1/15/23		35,000	30,450
Rolta LLC, 10.75%, 5/16/18 (n)		200,000	202,500

			$578,328
Cable TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$120,000	$131,550
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		25,000	26,688
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		70,000	70,613
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		65,000	68,088
DISH DBS Corp., 6.75%, 6/01/21		60,000	67,800
DISH DBS Corp., 5%, 3/15/23		60,000	61,200
Nara Cable Funding Ltd., 8.875%, 12/01/18 (n)		200,000	216,000
Numericable Group S.A., 6%, 5/15/22 (z)		200,000	204,750
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	100,000	148,769
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	100,000	149,140

			$1,144,598
Chemicals - 1.4%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$63,000	$68,985
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		20,000	20,100
Hexion U.S. Finance Corp., 6.625%, 4/15/20		40,000	41,550
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		120,000	124,950
Huntsman International LLC, 8.625%, 3/15/21		140,000	156,100
Polypore International, Inc., 7.5%, 11/15/17		50,000	52,845
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		95,000	106,994
Tronox Finance LLC, 6.375%, 8/15/20		130,000	132,600

			$704,124
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$135,000	$146,475
VeriSign, Inc., 4.625%, 5/01/23		35,000	33,513

			$179,988
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6%, 6/15/21 (n)		$45,000	$48,263
Audatex North America, Inc., 6.125%, 11/01/23 (n)		15,000	16,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - continued
CDW LLC/CDW Finance Corp., 12.535%, 10/12/17	$5,000	$5,225
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	110,000	120,313

		$189,832
Conglomerates - 1.3%
Amsted Industries Co., 5%, 3/15/22 (n)	$90,000	$89,775
BC Mountain LLC, 7%, 2/01/21 (n)	85,000	82,663
Dynacast International LLC, 9.25%, 7/15/19	75,000	83,250
Entegris, Inc., 6%, 4/01/22 (n)	80,000	81,000
Renaissance Acquisition, 6.875%, 8/15/21 (n)	145,000	148,806
Silver II Borrower, 7.75%, 12/15/20 (n)	150,000	162,750

		$648,244
Construction - 0.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$125,000	$127,500

Consumer Products - 0.6%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$100,000	$109,750
Prestige Brands, Inc., 8.125%, 2/01/20	30,000	33,600
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	35,000	35,875
Spectrum Brands, Inc., 6.375%, 11/15/20	85,000	92,225

		$271,450
Consumer Services - 1.0%
ADT Corp., 6.25%, 10/15/21 (n)	$100,000	$104,250
Garda World Security Corp., 7.25%, 11/15/21 (z)	60,000	63,225
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	150,000	151,875
Monitronics International, Inc., 9.125%, 4/01/20	95,000	101,056
QVC, Inc., 7.375%, 10/15/20 (n)	50,000	53,841

		$474,247
Containers - 1.6%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$221,500
Berry Plastics Group, Inc., 9.75%, 1/15/21	55,000	63,800
Beverage Packaging Holdings Group, 6%, 6/15/17 (n)	10,000	10,300
Crown American LLC, 4.5%, 1/15/23	70,000	66,850
Reynolds Group, 7.125%, 4/15/19	175,000	184,625
Reynolds Group, 5.75%, 10/15/20	50,000	52,000
Reynolds Group, 8.25%, 2/15/21	115,000	124,344
Signode Industrial Group, 6.375%, 5/01/22 (z)	75,000	75,750

		$799,169
Defense Electronics - 0.3%
Ducommun, Inc., 9.75%, 7/15/18	$133,000	$148,295

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 11/01/15	$70,000	$70,168
Avaya, Inc., 7%, 4/01/19 (n)	25,000	24,875

		$95,043
Electronics - 0.6%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$90,000	$93,375
Nokia Corp., 5.375%, 5/15/19	80,000	85,600
Nokia Corp., 6.625%, 5/15/39	25,000	26,844
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	105,000	112,088

		$317,907
Emerging Market Quasi-Sovereign - 0.2%
Banco de la Provincia de Buenos Aires, 11.75%, 10/05/15 (n)	$124,000	$120,900

Emerging Market Sovereign - 0.2%
Republic of Venezuela, 7%, 3/31/38	$160,000	$107,600

Energy - Independent - 5.3%
Afren PLC, 11.5%, 2/01/16 (n)	$200,000	$226,000
Antero Resources Finance Corp., 6%, 12/01/20	70,000	74,900
Antero Resources Finance Corp., 5.375%, 11/01/21 (n)	65,000	66,463
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)	65,000	65,731
Bill Barrett Corp., 7%, 10/15/22	115,000	120,750
BreitBurn Energy Partners LP, 8.625%, 10/15/20	50,000	54,500
BreitBurn Energy Partners LP, 7.875%, 4/15/22	120,000	129,900
Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	45,000	49,275
Chaparral Energy, Inc., 7.625%, 11/15/22	90,000	95,850
Concho Resources, Inc., 5.5%, 4/01/23	20,000	20,825
Denbury Resources, Inc., 4.625%, 7/15/23	70,000	66,588
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	70,000	76,038
EP Energy LLC, 6.875%, 5/01/19	35,000	37,581
EP Energy LLC, 9.375%, 5/01/20	145,000	167,113
EP Energy LLC, 7.75%, 9/01/22	150,000	167,063
EPL Oil & Gas, Inc., 8.25%, 2/15/18	115,000	124,200
Halcon Resources Corp., 8.875%, 5/15/21	200,000	207,250
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	40,000	43,150
Laredo Petroleum, Inc., 9.5%, 2/15/19	25,000	27,500
Laredo Petroleum, Inc., 5.625%, 1/15/22 (n)	30,000	30,600
Laredo Petroleum, Inc., 7.375%, 5/01/22	30,000	33,075
LINN Energy LLC, 8.625%, 4/15/20	5,000	5,394
LINN Energy LLC, 7.75%, 2/01/21	110,000	117,700
MEG Energy Corp., 6.5%, 3/15/21 (n)	55,000	57,888
MEG Energy Corp., 7%, 3/31/24 (n)	55,000	58,300
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	100,000	102,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	$100,000	$108,500
Rice Energy, Inc., 6.25%, 5/01/22 (z)	30,000	30,038
SandRidge Energy, Inc., 8.125%, 10/15/22	145,000	156,963
SM Energy Co., 6.5%, 11/15/21	105,000	112,875

		$2,634,760
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 6/01/19	$25,000	$25,750

Entertainment - 0.6%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$60,000	$65,250
Cedar Fair LP, 5.25%, 3/15/21	105,000	106,575
Cinemark USA, Inc., 5.125%, 12/15/22	50,000	50,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	90,000	90,900

		$312,725
Financial Institutions - 3.3%
Aviation Capital Group, 4.625%, 1/31/18 (n)	$55,000	$57,596
Aviation Capital Group, 6.75%, 4/06/21 (n)	25,000	27,958
CIT Group, Inc., 5.25%, 3/15/18	40,000	42,900
CIT Group, Inc., 6.625%, 4/01/18 (n)	119,000	132,834
CIT Group, Inc., 5.5%, 2/15/19 (n)	118,000	127,145
CIT Group, Inc., 5%, 8/15/22	35,000	35,788
Icahn Enterprises LP, 6%, 8/01/20 (n)	45,000	47,475
Icahn Enterprises LP, 5.875%, 2/01/22 (n)	110,000	111,650
International Lease Finance Corp., 7.125%, 9/01/18 (n)	137,000	158,920
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15	60,000	60,375
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	60,000	60,450
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	305,000	311,863
PHH Corp., 7.375%, 9/01/19	45,000	49,725
PHH Corp., 6.375%, 8/15/21	40,000	41,400
SLM Corp., 8.45%, 6/15/18	55,000	64,831
SLM Corp., 4.875%, 6/17/19	21,000	21,604
SLM Corp., 8%, 3/25/20	165,000	190,575
SLM Corp., 7.25%, 1/25/22	60,000	66,075

		$1,609,164
Food & Beverages - 0.7%
Constellation Brands, Inc., 3.75%, 5/01/21	$10,000	$9,775
Constellation Brands, Inc., 4.25%, 5/01/23	95,000	93,338
Darling Escrow Corp., 5.375%, 1/15/22 (n)	75,000	77,063
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (n)	70,000	68,985
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	85,000	89,356

		$338,517

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)		$70,000	$71,050
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	50,000	74,050
Tembec Industries, Inc., 11.25%, 12/15/18		$60,000	65,400

			$210,500
Gaming & Lodging - 2.5%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$50,000	$43,125
CCM Merger, Inc., 9.125%, 5/01/19 (n)		150,000	160,875
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		45,000	44,550
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		85,000	87,550
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		100,000	104,250
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		70,000	73,675
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		20,000	19,950
MGM Resorts International, 11.375%, 3/01/18		110,000	142,725
MGM Resorts International, 6.625%, 12/15/21		90,000	99,027
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		70,000	76,510
PNK Finance Corp., 6.375%, 8/01/21 (n)		55,000	57,750
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		85,000	84,788
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		130,000	143,000
Wynn Las Vegas LLC, 7.75%, 8/15/20		95,000	104,985

			$1,242,760
Health Maintenance Organizations - 0.1%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$35,000	$37,363

Industrial - 1.4%
Dematic S.A., 7.75%, 12/15/20 (n)		$180,000	$191,925
Howard Hughes Corp., 6.875%, 10/01/21 (n)		105,000	112,875
Hyva Global B.V., 8.625%, 3/24/16 (n)		200,000	201,250
Mueller Water Products, Inc., 8.75%, 9/01/20		66,000	73,590
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		90,000	100,125

			$679,765
Insurance - Property & Casualty - 0.3%
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49		$175,000	$172,375

International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 5.5%, 5/25/16		$35,000	$37,100
Eksportfinans A.S.A., 5.5%, 6/26/17		40,000	42,800

			$79,900
Machinery & Tools - 1.0%
CNH America LLC, 7.25%, 1/15/16		$50,000	$54,625
H&E Equipment Services Co., 7%, 9/01/22		110,000	121,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - continued
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	$80,000	$82,800
RSC Equipment Rental, Inc., 8.25%, 2/01/21	140,000	156,625
United Rentals North America, Inc., 7.625%, 4/15/22	48,000	54,000

		$469,050
Major Banks - 1.9%
Bank of America Corp., FRN, 5.2%, 12/31/49	$175,000	$164,500
Barclays Bank PLC, 7.625%, 11/21/22	200,000	227,125
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	165,000	164,175
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49	95,000	94,525
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	100,000	110,000
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	150,000	165,000

		$925,325
Medical & Health Technology & Services - 3.1%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	$15,000	$15,300
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	170,000	176,163
Davita, Inc., 6.625%, 11/01/20	290,000	309,213
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	15,000	15,975
HCA, Inc., 7.5%, 2/15/22	150,000	171,075
HCA, Inc., 5.875%, 3/15/22	45,000	48,263
HCA, Inc., 5%, 3/15/24	30,000	29,775
HealthSouth Corp., 8.125%, 2/15/20	175,000	189,875
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19	90,000	95,625
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	105,000	109,200
Tenet Healthcare Corp., 5%, 3/01/19 (z)	15,000	15,038
Tenet Healthcare Corp., 8%, 8/01/20	165,000	179,438
Tenet Healthcare Corp., 4.5%, 4/01/21	15,000	14,558
Universal Health Services, Inc., 7%, 10/01/18	30,000	31,650
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	112,350

		$1,513,498
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 8/01/20	$56,000	$61,250
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	62,000	68,975
Teleflex, Inc., 6.875%, 6/01/19	50,000	53,375

		$183,600
Metals & Mining - 2.4%
ArcelorMittal S.A., 6.75%, 2/25/22	$30,000	$33,225
ArcelorMittal S.A., 7.25%, 3/01/41	55,000	55,963
Arch Coal, Inc., 8%, 1/15/19 (n)	45,000	44,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Arch Coal, Inc., 7.25%, 10/01/20	$70,000	$53,025
Century Aluminum Co., 7.5%, 6/01/21 (n)	100,000	103,000
Commercial Metals Co., 4.875%, 5/15/23	75,000	72,000
Consol Energy, Inc., 8.25%, 4/01/20	150,000	163,313
Consol Energy, Inc., 6.375%, 3/01/21	35,000	36,881
Consol Energy, Inc., 5.875%, 4/15/22 (n)	10,000	10,300
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	205,500
FMG Resources, 6.875%, 4/01/22 (n)	25,000	26,750
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	90,000	99,450
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)	30,000	31,800
Suncoke Energy, Inc., 7.625%, 8/01/19	75,000	80,250
TMS International Corp., 7.625%, 10/15/21 (n)	70,000	74,725
Walter Energy, Inc., 9.5%, 10/15/19 (n)	50,000	50,875
Walter Energy, Inc., 8.5%, 4/15/21	95,000	56,525

		$1,198,470
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$50,000	$48,441

Natural Gas - Distribution - 0.6%
AmeriGas Finance LLC, 6.75%, 5/20/20	$145,000	$157,688
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	60,000	63,000
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	95,000	99,988

		$320,676
Natural Gas - Pipeline - 2.1%
Access Midstream Partners Co., 4.875%, 5/15/23	$165,000	$167,063
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	25,000	23,750
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	70,000	69,125
Crestwood Midstream Partners LP, 6%, 12/15/20	80,000	84,000
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	55,000	57,475
El Paso Corp., 7.75%, 1/15/32	170,000	183,688
Energy Transfer Equity LP, 7.5%, 10/15/20	135,000	155,588
MarkWest Energy Partners LP, 5.5%, 2/15/23	95,000	98,563
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	145,000	146,450
Summit Mid Holdings LLC, 7.5%, 7/01/21	65,000	69,875

		$1,055,577
Network & Telecom - 0.9%
Centurylink, Inc., 7.65%, 3/15/42	$95,000	$92,388
Citizens Communications Co., 9%, 8/15/31	100,000	103,500
Frontier Communications Corp., 8.125%, 10/01/18	30,000	34,913

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
TW Telecom Holdings, Inc., 5.375%, 10/01/22		$25,000	$25,375
TW Telecom Holdings, Inc., 5.375%, 10/01/22		55,000	55,825
Windstream Corp., 7.75%, 10/15/20		80,000	86,400
Windstream Corp., 7.75%, 10/01/21		40,000	43,300

			$441,701
Oil Services - 1.0%
Bristow Group, Inc., 6.25%, 10/15/22		$105,000	$112,613
Dresser-Rand Group, Inc., 6.5%, 5/01/21		45,000	47,925
Edgen Murray Corp., 8.75%, 11/01/20 (n)		45,000	51,975
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		95,000	92,388
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		80,000	82,400
Unit Corp., 6.625%, 5/15/21		115,000	121,900

			$509,201
Other Banks & Diversified Financials - 0.5%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		$200,000	$266,000

Pharmaceuticals - 1.1%
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	100,000	$151,422
Endo Health Solutions, Inc., 7.25%, 1/15/22		$65,000	71,013
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)		45,000	48,263
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		150,000	160,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		55,000	59,950
Vantage Point Imaging, 7.5%, 7/15/21 (n)		45,000	50,175

			$541,323
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		$80,000	$80,200
IAMGOLD Corp., 6.75%, 10/01/20 (n)		120,000	106,800

			$187,000
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 6/15/18 (z)		$23,764	$25,606
Gannett Co., Inc., 6.375%, 10/15/23 (n)		60,000	63,600
Lamar Media Corp., 5%, 5/01/23		70,000	70,350

			$159,556
Railroad & Shipping - 0.1%
Watco Cos. LLC, 6.375%, 4/01/23 (n)		$65,000	$65,813

Real Estate - 1.2%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21		$60,000	$63,000
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		75,000	78,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$135,000	$140,738
ERP Properties, REIT, 5.75%, 8/15/22	65,000	69,979
Felcor Lodging LP, REIT, 5.625%, 3/01/23	50,000	50,625
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	160,000	171,600

		$574,692
Retailers - 1.2%
Academy Ltd., 9.25%, 8/01/19 (n)	$37,000	$40,284
Best Buy Co., Inc., 5.5%, 3/15/21	95,000	97,375
Bon Ton Stores, Inc., 8%, 6/15/21	55,000	52,388
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	100,000	110,500
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	80,000	83,400
Limited Brands, Inc., 6.95%, 3/01/33	40,000	41,100
Rite Aid Corp., 9.25%, 3/15/20	110,000	125,400
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	45,000	49,219

		$599,666
Specialty Chemicals - 0.1%
Chemtura Corp., 5.75%, 7/15/21	$65,000	$67,438

Specialty Stores - 0.6%
Michaels Stores, Inc., 7.75%, 11/01/18	$50,000	$52,938
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	20,000	20,300
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)	200,000	209,250

		$282,488
Telecommunications - Wireless - 3.7%
Altice Financing S.A., 7.875%, 12/15/19 (n)	$200,000	$218,404
Digicel Group Ltd., 7.125%, 4/01/22 (n)	200,000	201,000
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	239,000
Sprint Capital Corp., 6.875%, 11/15/28	105,000	103,688
Sprint Corp., 7.875%, 9/15/23 (n)	145,000	159,863
Sprint Corp., 7.125%, 6/15/24 (n)	55,000	57,750
Sprint Nextel Corp., 9%, 11/15/18 (n)	50,000	60,938
Sprint Nextel Corp., 6%, 11/15/22	110,000	110,825
T-Mobile USA, Inc., 6.125%, 1/15/22	10,000	10,513
T-Mobile USA, Inc., 6.5%, 1/15/24	40,000	41,950
T-Mobile USA, Inc., 6.464%, 4/28/19	25,000	26,500
T-Mobile USA, Inc., 6.25%, 4/01/21	140,000	149,100
T-Mobile USA, Inc., 6.633%, 4/28/21	15,000	16,200
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)	200,000	210,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)	200,000	205,500

		$1,811,731

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$45,000	$48,600
Level 3 Financing, Inc., 9.375%, 4/01/19	65,000	71,825
Level 3 Financing, Inc., 8.625%, 7/15/20	45,000	50,400

		$170,825
Transportation - 0.3%
Far Eastern Shipping Co., 8%, 5/02/18 (n)	$200,000	$141,000

Transportation - Services - 1.6%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$150,000	$158,813
Avis Budget Car Rental LLC, 8.25%, 1/15/19	37,000	39,405
Avis Budget Car Rental LLC, 9.75%, 3/15/20	40,000	45,600
Ceva Group PLC, 7%, 3/01/21 (z)	150,000	154,313
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	105,000	116,025
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	95,000	99,038
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	100,000	101,000
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (z)	20,000	20,050
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	56,000	61,040

		$795,284
Utilities - Electric Power - 2.2%
AES Corp., 7.375%, 7/01/21	$40,000	$45,800
AES Corp., 5.5%, 3/15/24	15,000	15,000
Calpine Corp., 7.875%, 7/31/20 (n)	96,000	105,240
Calpine Corp., 6%, 1/15/22 (n)	10,000	10,625
Covanta Holding Corp., 7.25%, 12/01/20	95,000	104,144
Energy Future Holdings Corp., 10%, 12/01/20	123,000	130,226
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)	110,000	116,463
InterGen N.V., 7%, 6/30/23 (n)	200,000	210,000
NRG Energy, Inc., 8.25%, 9/01/20	195,000	215,231
NRG Energy, Inc., 6.25%, 7/15/22 (n)	45,000	46,519
NRG Energy, Inc., 6.625%, 3/15/23	80,000	83,600

		$1,082,848
Total Bonds (Identified Cost, $30,879,821)		$31,753,758

Common Stocks - 30.1%
Aerospace - 1.2%
United Technologies Corp.	4,800	$567,984

Alcoholic Beverages - 0.8%
Diageo PLC, ADR	3,270	$401,491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - 0.0%
Accuride Corp. (a)	2,414	$13,615

Broadcasting - 0.8%
Viacom, Inc., “B”	4,930	$418,951

Brokerage & Asset Managers - 2.0%
BlackRock, Inc.	1,437	$432,537
NASDAQ OMX Group, Inc.	14,429	532,430

		$964,967
Business Services - 0.8%
Accenture PLC, “A”	4,860	$389,869

Chemicals - 1.5%
3M Co.	3,181	$442,445
PPG Industries, Inc.	1,632	315,988

		$758,433
Computer Software - 0.8%
Oracle Corp.	9,680	$395,718

Computer Software - Systems - 1.2%
International Business Machines Corp.	3,130	$614,951

Electrical Equipment - 1.9%
Danaher Corp.	6,810	$499,718
Tyco International Ltd.	10,560	431,904

		$931,622
Energy - Independent - 1.2%
Occidental Petroleum Corp.	6,190	$592,693

Food & Beverages - 2.0%
General Mills, Inc.	7,720	$409,314
Nestle S.A., ADR	7,350	567,273

		$976,587
Food & Drug Stores - 1.2%
CVS Caremark Corp.	8,120	$590,486

General Merchandise - 0.7%
Target Corp.	5,360	$330,980

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 2.1%
MetLife, Inc.	7,760	$406,236
Travelers Cos., Inc.	6,690	605,980

		$1,012,216
Major Banks - 2.2%
Bank of New York Mellon Corp.	12,210	$413,553
JPMorgan Chase & Co.	11,720	656,086

		$1,069,639
Medical Equipment - 2.5%
Abbott Laboratories	12,660	$490,448
St. Jude Medical, Inc.	5,410	343,373
Thermo Fisher Scientific, Inc.	3,710	422,940

		$1,256,761
Other Banks & Diversified Financials - 0.9%
U.S. Bancorp	11,030	$449,803

Pharmaceuticals - 2.5%
Johnson & Johnson	6,700	$678,643
Pfizer, Inc.	17,750	555,220

		$1,233,863
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	6,090	$34,226

Restaurants - 0.9%
McDonald’s Corp.	4,481	$454,284

Specialty Stores - 0.3%
Staples, Inc.	13,640	$170,500

Telephone Services - 1.2%
Verizon Communications, Inc.	12,980	$606,555

Tobacco - 1.3%
Philip Morris International, Inc.	7,610	$650,122
Total Common Stocks (Identified Cost, $11,384,500)		$14,886,316

Floating Rate Loans (g)(r) - 1.0%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$52,118	$51,816

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	$50,583	$50,341

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.15%, 3/05/20	$34,113	$33,963

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$45,840	$45,652

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$43,957	$43,968

Medical & Health Technology & Services - 0.0%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/22/21	$15,716	$15,758

Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 4.25%, 6/30/19	$50,425	$50,354

Retailers - 0.1%
Toys “R” Us Property Co. I LLC, Term Loan B, 6%, 8/21/19	$56,315	$53,668

Transportation - Services - 0.3%
Commercial Barge Line Co., Term Loan, 7.5%, 9/20/19	$164,541	$164,746
Total Floating Rate Loans (Identified Cost, $511,765)		$510,266

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	60	$59,423
GMAC Capital Trust I, 8.125%	3,325	91,404
Total Preferred Stocks (Identified Cost, $140,693)		$150,827

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 4/15/14 (Identified Cost, $68,906) (d)	$70,000	$71,400

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,631,844	$1,631,844
Total Investments (Identified Cost, $44,617,529)		$49,004,411

Other Assets, Less Liabilities - 0.8%		381,840
Net Assets - 100.0%		$49,386,251

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,888,369, representing 24.1% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$3,900	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$56,250	$59,423
American Media, Inc., 13.5%, 6/15/18	12/22/10	24,017	25,606
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-4/17/14	65,569	65,731
Banc of America Commercial Mortgage, Inc., FRN, 6.461%, 2/10/51	6/19/08	242,339	173,686
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	15,000	15,300
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	175,220	176,163
Ceva Group PLC, 7%, 3/01/21	3/14/14-4/04/14	152,972	154,313
Falcon Franchise Loan LLC, FRN, 14.747%, 1/05/25	1/29/03	2,418	10,207
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	63,148	63,225
Morgan Stanley Capital I, Inc., FRN, 1.412%, 4/28/39	7/20/04	1,490	991
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22	4/08/14	20,000	20,050
Numericable Group S.A., 6%, 5/15/22	4/23/14	203,500	204,750
Preferred Term Securities XII Ltd., CDO, 0%, 12/24/33	1/07/05	127,734	2
Preferred Term Securities XVI Ltd., CDO, 0%, 3/23/35	12/08/04	187,576	0

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Preferred Term Securities XVII Ltd., CDO, 0%, 6/23/35	3/09/05	$114,513	$0
Rice Energy, Inc., 6.25%, 5/01/22	4/16/14	30,000	30,038
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	75,675	75,750
SIRIUS XM Radio, Inc., 4.625%, 5/15/23	4/24/14	13,894	13,875
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	31,575	31,800
Tenet Healthcare Corp., 5%, 3/01/19	3/05/14	15,000	15,038
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	200,000	205,500
Total Restricted Securities			$1,341,448
% of Net assets			2.7%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Credit Suisse Group	383,733	7/11/14	$529,700	$532,286	$(2,586)

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $42,985,685)	$47,372,567
Underlying affiliated funds, at cost and value	1,631,844
Total investments, at value (identified cost, $44,617,529)	$49,004,411
Cash	124,349
Receivables for
Investments sold	32,357
Interest and dividends	617,619
Other assets	16,308
Total assets	$49,795,044
Liabilities
Payables for
Distributions	$460
Forward foreign currency exchange contracts	2,586
Investments purchased	317,187
Payable to affiliates
Investment adviser	2,406
Transfer agent and dividend disbursing costs	353
Payable for independent Trustees’ compensation	22,379
Accrued expenses and other liabilities	63,422
Total liabilities	$408,793
Net assets	$49,386,251
Net assets consist of
Paid-in capital	$60,102,466
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,384,486
Accumulated net realized gain (loss) on investments and foreign currency	(13,586,528)
Accumulated distributions in excess of net investment income	(1,514,173)
Net assets	$49,386,251
Shares of beneficial interest outstanding	7,035,171
Net asset value per share (net assets of $49,386,251 / 7,035,171 shares of beneficial interest outstanding)	$7.02

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,200,561
Dividends	197,264
Dividends from underlying affiliated funds	555
Foreign taxes withheld	(2,917)
Total investment income	$1,395,463
Expenses
Management fee	$215,424
Transfer agent and dividend disbursing costs	7,663
Administrative services fee	8,679
Independent Trustees’ compensation	6,825
Stock exchange fee	11,785
Custodian fee	7,512
Shareholder communications	29,329
Audit and tax fees	34,598
Legal fees	293
Miscellaneous	10,368
Total expenses	$332,476
Fees paid indirectly	(13)
Reduction of expenses by investment adviser	(35)
Net expenses	$332,428
Net investment income	$1,063,035
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$921,989
Foreign currency	(14,579)
Net realized gain (loss) on investments and foreign currency	$907,410
Change in unrealized appreciation (depreciation)
Investments	$286,693
Translation of assets and liabilities in foreign currencies	3,281
Net unrealized gain (loss) on investments and foreign currency translation	$289,974
Net realized and unrealized gain (loss) on investments and foreign currency	$1,197,384
Change in net assets from operations	$2,260,419

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/14	Year ended 10/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$1,063,035	$2,301,746
Net realized gain (loss) on investments and foreign currency	907,410	1,576,485
Net unrealized gain (loss) on investments and foreign currency translation	289,974	2,417,159
Change in net assets from operations	$2,260,419	$6,295,390
Distributions declared to shareholders
From net investment income	$(1,063,035)	$(2,737,377)
From tax return of capital	—	(2,128,348)
From other sources	(1,405,464)	—
Total distributions declared to shareholders	$(2,468,499)	$(4,865,725)
Change in net assets from fund share transactions	$192,487	$376,605
Total change in net assets	$(15,593)	$1,806,270
Net assets
At beginning of period	49,401,844	47,595,574
At end of period (including accumulated distributions in excess of net investment income of $1,514,173 and $108,709, respectively)	$49,386,251	$49,401,844

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$7.05		$6.84	$6.73	$7.23	$6.71	$5.36
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.39	$0.40	$0.44	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.58	0.39	(0.18)	0.77	1.32
Total from investment operations	$0.32		$0.91	$0.78	$0.22	$1.21	$1.88
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.39)	$(0.41)	$(0.42)	$(0.51)	$(0.54)
From tax return of capital	—		(0.31)	(0.26)	(0.30)	(0.18)	—
From other sources	(0.20)		—	—	—	—	—
Total distributions declared to shareholders	$(0.35)		$(0.70)	$(0.67)	$(0.72)	$(0.69)	$(0.54)
Net increase from repurchase of capital shares	$—		$—	$—	$—	$—	$0.01
Net asset value, end of period (x)	$7.02		$7.05	$6.84	$6.73	$7.23	$6.71
Market value, end of period	$7.62		$7.29	$7.46	$6.86	$7.95	$6.23
Total return at market value (%)	9.82	(n)	7.94	19.99	(4.67)	40.46	46.76
Total return at net asset value (%) (j)(r)(s)(x)	4.62	(n)	13.85	12.15	2.81	18.63	40.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.39	1.49	1.42	1.53	1.64
Expenses after expense reductions (f)	1.36	(a)	1.39	1.45	1.39	1.47	1.64
Net investment income	4.34	(a)	4.73	5.73	5.65	6.36	10.17
Portfolio turnover	19	(n)	40	49	53	55	78
Net assets at end of period (000 omitted)	$49,386		$49,402	$47,596	$46,438	$49,461	$45,646

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets

Notes to Financial Statements (unaudited) – continued

and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed

Notes to Financial Statements (unaudited) – continued

to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,974,730	$59,423	$34,226	$14,068,379
Switzerland	567,273	—	—	567,273
United Kingdom	401,491	—	—	401,491
Non-U.S. Sovereign Debt	—	308,400	—	308,400
Municipal Bonds	—	48,441	—	48,441
U.S. Corporate Bonds	—	23,683,410	—	23,683,410
Commercial Mortgage-Backed Securities	—	269,640	—	269,640
Asset-Backed Securities (including CDOs)	—	2	0	2
Foreign Bonds	—	7,515,265	—	7,515,265
Floating Rate Loans	—	510,266	—	510,266
Mutual Funds	1,631,844	—	—	1,631,844
Total Investments	$16,575,338	$32,394,847	$34,226	$49,004,411

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,586)	$—	$(2,586)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Total
Balance as of 10/31/13	$30,328	$0	$30,328
Change in unrealized appreciation (depreciation)	3,898	—	3,898
Balance as of 4/30/14	$34,226	$0	$34,226

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2014 is $3,898. At April 30, 2014, the fund held two level 3 securities valued at $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$(2,586)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(14,736)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$3,381

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign

Notes to Financial Statements (unaudited) – continued

currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained

Notes to Financial Statements (unaudited) – continued

subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities and deferred trustee compensation.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/13
Ordinary income (including any short-term capital gains) (a)	$2,737,377
Tax return of capital (b)	2,128,348
Total distributions	$4,865,725

(a)	Included in the fund’s distributions from ordinary income for the year ended October 31, 2013 is $403,310 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.
(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/14
Cost of investments	$44,984,189
Gross appreciation	5,276,537
Gross depreciation	(1,256,315)
Net unrealized appreciation (depreciation)	$4,020,222

As of 10/31/13
Capital loss carryforwards	(14,122,873)
Other temporary differences	(114,386)
Net unrealized appreciation (depreciation)	3,729,124

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/16	$(9,321,635)
10/31/17	(4,711,246)
10/31/18	(89,992)
Total	$(14,122,873)

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2014. For the six months ended April 30, 2014, the fund’s average daily net assets and gross income did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.88% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2014, these fees paid to MFSC amounted to $1,099.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.0354% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts

Notes to Financial Statements (unaudited) – continued

deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $309 and the Retirement Deferral plan resulted in an expense of $2,221. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $21,258 at April 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $157 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $35, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $8,871,958 and $10,516,787, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2014 and the year ended October 31, 2013, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	27,162	$192,487	53,968	$376,605

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2014, the fund’s commitment fee and interest expense were $107 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,299,694	6,939,808	(6,607,658)	1,631,844

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$555	$1,631,844

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2014, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2014. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2013, and financial highlights for each of the five years in the period ended October 31, 2013, and in our report dated December 16, 2013, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 13, 2014

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s (Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/13-11/30/13	0	N/A	0	696,770
12/01/13-12/31/13	0	N/A	0	696,770
1/01/14-1/31/14	0	N/A	0	696,770
2/01/14-2/28/14	0	N/A	0	696,770
3/01/14-3/31/14	0	N/A	0	702,165
4/01/14-4/30/14	0	N/A	0	702,165

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2014 plan year is 702,165.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2014

*	Print name and title of each signing officer under his or her signature.